INCOME TAXES Operating Loss and Tax Credit Carryforwards (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Operating Loss Carryforwards [Line Items]
Deferred Tax Assets, Operating Loss Carryforwards	$ 672	$ 609
Deferred Tax Assets, Tax Credit Carryforwards	140	112
Total Operating Loss and Tax Credit Carryforwards	812	721
Expiring within Five Years [Member]
Operating Loss Carryforwards [Line Items]
Deferred Tax Assets, Operating Loss Carryforwards	12	32
Deferred Tax Assets, Tax Credit Carryforwards	3	4
Expiring after Five Years or Indefinite Expiration [Member]
Operating Loss Carryforwards [Line Items]
Deferred Tax Assets, Operating Loss Carryforwards	660	577
Deferred Tax Assets, Tax Credit Carryforwards	$ 137	$ 108